RESTRICTED CASH (Details Textual) - CAD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Restricted Cash [Line Items]
Non-current restricted cash and cash equivalents	$ 0	$ 83,878